Loss per share	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Loss per share	Loss per share
Basic loss per share is calculated by dividing income (loss) attributable to equity holders of the Company by the weighted-
average number of outstanding ordinary shares for the period.
Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Weighted average number of outstanding shares	63,378,911	78,958,563
Net loss for the period	(52,370)	(48,468)
Basic and diluted loss per share (€/share)	(0.83)	(0.61)
Since net results for the three-month periods ended March 31, 2025 and 2026 are losses, potentially dilutive instruments (BCEs,
BSAs, AGAs, the OCABSA, the Kreos / Claret BSAs and the Heights notes) have been excluded from the computation of diluted weighted-average shares outstanding because such instruments had an antidilutive impact. Consequently, diluted loss per share is the same as the basic loss per share.